Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets

	2024	2023
	£m	£m
Goodwill	—	—
Other intangible assets[1]	303	203
At 31 Dec	303	203
1    Included within the group's other intangible assets is internally generated software with a net carrying amount of £296m (2023: £198m). During 2024, capitalisation of internally generated software was £145m (2023: £120m), impairment was £4m (2023: impairment reversal of £(78)m) and amortisation was £71m (2023: £91m).